Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Sound Shore Fund, Inc.
Entity Central Index Key	0000764157
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000135035
Shareholder Report [Line Items]
Fund Name	Sound Shore Fund
Class Name	Institutional
Trading Symbol	SSHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

Additional Information Phone Number	(800) 551-1980
Additional Information Website	https://soundshorefund.com/investor-resources-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

It was a strong year for Sound Shore’s portfolio, finishing substantially ahead of the Russell 1000 Value Index. Within the widely followed Standard & Poor’s 500 Index, the year featured familiar winners, which got even bigger as the “Magnificent 7” now represents 33% of the cap-weighted S&P 500 Index and accounted for over 50% of that Index’s return.

In stark contrast to these concentrated, passive indices, this year our performance was driven by 18 stocks (from 8 different sectors) that rose 20% or more. While many investors are focused on the exciting, high-growth potential of artificial intelligence (AI) and technology, we see compelling value in out-of-favor companies undergoing fundamental transformations, regardless of the drivers. High quality, overlooked businesses can often trade at discounted valuations, setting the stage for substantial returns as the market recognizes their true potential.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	S&P 500® Index	Russell 1000® Value Index
12/14	$1,000,000	$1,000,000	$1,000,000
3/15	$1,009,413	$1,009,505	$992,781
6/15	$1,006,668	$1,012,312	$993,856
9/15	$902,956	$947,136	$910,423
12/15	$951,645	$1,013,838	$961,732
3/16	$957,394	$1,027,503	$977,484
6/16	$973,950	$1,052,731	$1,022,285
9/16	$1,040,608	$1,093,282	$1,057,866
12/16	$1,092,459	$1,135,092	$1,128,499
3/17	$1,142,531	$1,203,949	$1,165,378
6/17	$1,183,386	$1,241,129	$1,181,048
9/17	$1,219,126	$1,296,736	$1,217,844
12/17	$1,271,695	$1,382,901	$1,282,697
3/18	$1,238,288	$1,372,403	$1,246,355
6/18	$1,248,929	$1,419,529	$1,261,009
9/18	$1,319,240	$1,528,986	$1,332,933
12/18	$1,112,765	$1,322,269	$1,176,655
3/19	$1,245,316	$1,502,733	$1,317,083
6/19	$1,301,616	$1,567,407	$1,367,717
9/19	$1,270,031	$1,594,027	$1,386,258
12/19	$1,374,245	$1,738,604	$1,488,955
3/20	$973,732	$1,397,872	$1,090,958
6/20	$1,144,812	$1,685,042	$1,246,862
9/20	$1,225,241	$1,835,506	$1,316,597
12/20	$1,483,587	$2,058,487	$1,530,583
3/21	$1,652,224	$2,185,598	$1,702,849
6/21	$1,745,667	$2,372,441	$1,791,536
9/21	$1,752,311	$2,386,249	$1,777,562
12/21	$1,839,284	$2,649,384	$1,915,681
3/22	$1,822,467	$2,527,552	$1,901,550
6/22	$1,578,069	$2,120,588	$1,669,358
9/22	$1,455,276	$2,017,048	$1,575,583
12/22	$1,648,043	$2,169,558	$1,771,280
3/23	$1,671,255	$2,332,211	$1,789,102
6/23	$1,757,784	$2,536,096	$1,861,999
9/23	$1,723,738	$2,453,079	$1,803,069
12/23	$1,939,161	$2,739,883	$1,974,317
3/24	$2,270,771	$3,029,103	$2,151,721
6/24	$2,202,172	$3,158,863	$2,105,115
9/24	$2,350,677	$3,344,812	$2,303,625
12/24	$2,381,725	$3,425,393	$2,257,992

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	22.82%	11.62%	9.06%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 1000 Value Index as a secondary benchmark
Updated Performance Information Location [Text Block]	Updated performance can be found at www.soundshorefund.com.
AssetsNet	$ 998,549,149
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 7,029,769
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$998,549,149
# of Portfolio Holdings	41
Portfolio Turnover Rate	77%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$7,029,769

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	96.3%
Money Market Fund	3.7%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total net assets)

Capital One Financial Corp.	3.92%
Wells Fargo & Co.	3.35%
Teva Pharmaceutical Industries, Ltd., ADR	3.26%
Avantor, Inc.	3.19%
Coterra Energy, Inc.	3.13%
NXP Semiconductors NV	2.90%
Willis Towers Watson PLC	2.87%
Check Point Software Technologies, Ltd.	2.85%
PVH Corp.	2.84%
Bath & Body Works, Inc.	2.79%

C000012417
Shareholder Report [Line Items]
Fund Name	Sound Shore Fund
Class Name	Investor
Trading Symbol	SSHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

Additional Information Phone Number	(800) 551-1980
Additional Information Website	https://soundshorefund.com/investor-resources-documents/
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$105	0.95%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

It was a strong year for Sound Shore’s portfolio, finishing substantially ahead of the Russell 1000 Value Index. Within the widely followed Standard & Poor’s 500 Index, the year featured familiar winners, which got even bigger as the “Magnificent 7” now represents 33% of the cap-weighted S&P 500 Index and accounted for over 50% of that Index’s return.

In stark contrast to these concentrated, passive indices, this year our performance was driven by 18 stocks (from 8 different sectors) that rose 20% or more. While many investors are focused on the exciting, high-growth potential of artificial intelligence (AI) and technology, we see compelling value in out-of-favor companies undergoing fundamental transformations, regardless of the drivers. High quality, overlooked businesses can often trade at discounted valuations, setting the stage for substantial returns as the market recognizes their true potential.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Class	S&P 500® Index	Russell 1000® Value Index
12/31/14	$10,000	$10,000	$10,000
03/31/15	$10,090	$10,095	$9,928
06/30/15	$10,058	$10,123	$9,939
09/30/15	$9,017	$9,471	$9,104
12/31/15	$9,498	$10,138	$9,617
03/31/16	$9,553	$10,275	$9,775
06/30/16	$9,714	$10,527	$10,223
09/30/16	$10,376	$10,933	$10,579
12/31/16	$10,887	$11,351	$11,285
03/31/17	$11,383	$12,039	$11,654
06/30/17	$11,783	$12,411	$11,810
09/30/17	$12,135	$12,967	$12,178
12/31/17	$12,653	$13,829	$12,827
03/31/18	$12,317	$13,724	$12,464
06/30/18	$12,417	$14,195	$12,610
09/30/18	$13,114	$15,290	$13,329
12/31/18	$11,054	$13,223	$11,767
03/31/19	$12,368	$15,027	$13,171
06/30/19	$12,921	$15,674	$13,677
09/30/19	$12,603	$15,940	$13,863
12/31/19	$13,629	$17,386	$14,890
03/31/20	$9,654	$13,979	$10,910
06/30/20	$11,345	$16,850	$12,469
09/30/20	$12,137	$18,355	$13,166
12/31/20	$14,689	$20,585	$15,306
03/31/21	$16,353	$21,856	$17,028
06/30/21	$17,270	$23,724	$17,915
09/30/21	$17,326	$23,862	$17,776
12/31/21	$18,177	$26,494	$19,157
03/31/22	$18,000	$25,276	$19,016
06/30/22	$15,579	$21,206	$16,694
09/30/22	$14,363	$20,170	$15,756
12/31/22	$16,256	$21,696	$17,713
03/31/23	$16,478	$23,322	$17,891
06/30/23	$17,325	$25,361	$18,620
09/30/23	$16,976	$24,531	$18,031
12/31/23	$19,092	$27,399	$19,743
03/31/24	$22,341	$30,291	$21,517
06/30/24	$21,658	$31,589	$21,051
09/30/24	$23,109	$33,448	$23,036
12/31/24	$23,397	$34,254	$22,580

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Class	22.54%	11.41%	8.87%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 1000 Value Index as a secondary benchmark
Updated Performance Information Location [Text Block]	Updated performance can be found at www.soundshorefund.com.
AssetsNet	$ 998,549,149
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 7,029,769
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$998,549,149
# of Portfolio Holdings	41
Portfolio Turnover Rate	77%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$7,029,769

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	96.3%
Money Market Fund	3.7%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total net assets)

Capital One Financial Corp.	3.92%
Wells Fargo & Co.	3.35%
Teva Pharmaceutical Industries, Ltd., ADR	3.26%
Avantor, Inc.	3.19%
Coterra Energy, Inc.	3.13%
NXP Semiconductors NV	2.90%
Willis Towers Watson PLC	2.87%
Check Point Software Technologies, Ltd.	2.85%
PVH Corp.	2.84%
Bath & Body Works, Inc.	2.79%